UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE


      Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment            [X] Amendment Number: 2
This Amendment (Check only one.)   [_] is restatement.
                                   [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Straus Capital Management, L.L.C.
Address: 320 Park Avenue
         New York, New York 10022

13F File Number: 028-04115

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of reporting Manager:

Name:  Melville Straus
Title: Managing Member
Phone: (212) 476-9177


Signature, Place, and Date of Signing:

 /s/ Melville Straus            New York, New York          February 23, 2011
-----------------------      ---------------------------   ---------------------
 [Signature]                     [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[_] 13F NOTICE.

[_] 13F COMBINATION REPORT.

List of Managers Reporting for this Manager: None

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      1

Form 13F Information Table Entry Total:                 1

Form 13F Information Table Value Total (in $1,000's):   $5,760

List of Other Included Managers:

No.    Form 13F File Number           Name
----      --------------------    -   -------------------------------------
1.       028-12305                    Straus-GEPT Partners LP

                                        FORM 13F INFORMATION TABLE
                                         OWNERSHIP DETAILS OF LSR

                         TITLE OF              VALUE      SHARES/   SH/ PUT/  INVSTMT         OTHER          VOTING AUTHORITY
NAME OF ISSUER           CLASS      CUSIP      x($1000)   PRN AMT   PRN CALL  DISCRETN       MANAGERS      SOLE      SHARED    NONE
--------------           -----      -----      --------   -------   --- ----  --------       --------      ----      ------    ----
LIFE SCIENCES RESH INC   COM        532169109  $5,760     160,452   SH        SHARED-DEFINED    1          160,452


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